Shareholders' Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Apr. 06, 2017
Stockholders Equity Note [Line Items]
Share repurchase program, aggregate value authorized for repurchase				$ 1,000,000,000.0
Repurchases under the Stock Swap Programs	$ 1,468,000,000	$ 552,000,000	$ 2,340,000,000
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income	$ 5,000,000	18,000,000	$ 7,000,000
Preferred stock, authorized (in shares)	40,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Stock issued during period, shares, treasury stock reissued (in shares)			900,000
Net proceeds from sale of treasury stock			$ 40,000,000
Shares repurchased (in shares)			900,000
Sales under the Stock Swap Programs	$ 0	$ 0	$ 0
Preferred stock, shares issued (in shares)	0	0
Carnival PLC
Stockholders Equity Note [Line Items]
Repurchases under the Stock Swap Programs	$ 0	$ 0	$ 0
Preferred stock, shares issued (in shares)	0	0
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Shares repurchased (in shares)	7,800,000	3,300,000	47,800,000
Repurchases under the Stock Swap Programs	$ 476,000,000	$ 223,000,000	$ 2,264,000,000
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Shares repurchased (in shares)	16,300,000	5,600,000	700,000
Repurchases under the Stock Swap Programs	$ 985,000,000	$ 335,000,000	$ 35,000,000